UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®
American Funds College 2030 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 14.5%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	437,179	$20,801
The Growth Fund of America, Class R-6	977,635	41,237
		62,038
Growth-and-income funds 54.0%
Capital World Growth and Income Fund, Class R-6	1,341,750	61,868
Fundamental Investors, Class R-6	1,185,594	60,228
International Growth and Income Fund, Class R-6	1,334,710	42,324
The Investment Company of America, Class R-6	1,753,409	63,754
Washington Mutual Investors Fund, Class R-6	81,721	3,240
		231,414
Equity-income and Balanced funds 9.9%
American Funds Global Balanced Fund, Class R-6	1,409,541	42,681
Fixed income funds 21.6%
The Bond Fund of America, Class R-6	435,026	5,690
Capital World Bond Fund, Class R-6	1,079,185	21,594
U.S. Government Securities Fund, Class R-6	4,552,276	65,189
		92,473
Total investment securities 100.0% (cost: $421,403,000)		428,606
Other assets less liabilities 0.0%		(142)
Net assets 100.0%		$428,464
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,221
Gross unrealized depreciation on investment securities	(4,018)
Net unrealized appreciation on investment securities	7,203
Cost of investment securities	421,403
American Funds College Target Date Series — American Funds College 2030 Fund — Page 1 of 8

American Funds College 2027 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 9.7%	Shares	Value (000)
The Growth Fund of America, Class R-6	877,412	$37,009
Growth-and-income funds 44.1%
American Mutual Fund, Class R-6	50,808	1,840
Capital World Growth and Income Fund, Class R-6	811,533	37,420
International Growth and Income Fund, Class R-6	1,179,094	37,389
The Investment Company of America, Class R-6	1,511,911	54,973
Washington Mutual Investors Fund, Class R-6	926,301	36,728
		168,350
Equity-income and Balanced funds 10.1%
American Funds Global Balanced Fund, Class R-6	1,280,701	38,780
Fixed income funds 36.1%
American Funds Mortgage Fund, Class R-6	272,113	2,800
The Bond Fund of America, Class R-6	4,661,728	60,975
Capital World Bond Fund, Class R-6	915,223	18,314
U.S. Government Securities Fund, Class R-6	3,900,941	55,861
		137,950
Total investment securities 100.0% (cost: $372,415,000)		382,089
Other assets less liabilities 0.0%		(184)
Net assets 100.0%		$381,905
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,295
Gross unrealized depreciation on investment securities	(2,621)
Net unrealized appreciation on investment securities	9,674
Cost of investment securities	372,415
American Funds College Target Date Series — American Funds College 2027 Fund — Page 2 of 8

American Funds College 2024 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth-and-income funds 38.1%	Shares	Value (000)
American Mutual Fund, Class R-6	2,013,650	$72,935
International Growth and Income Fund, Class R-6	1,577,019	50,007
Washington Mutual Investors Fund, Class R-6	1,813,956	71,923
		194,865
Equity-income and Balanced funds 15.3%
American Funds Global Balanced Fund, Class R-6	2,470,837	74,817
The Income Fund of America, Class R-6	154,393	3,309
		78,126
Fixed income funds 46.6%
American Funds Mortgage Fund, Class R-6	5,324,626	54,790
The Bond Fund of America, Class R-6	9,767,172	127,755
Intermediate Bond Fund of America, Class R-6	399,236	5,466
U.S. Government Securities Fund, Class R-6	3,516,864	50,361
		238,372
Total investment securities 100.0% (cost: $504,372,000)		511,363
Other assets less liabilities 0.0%		(257)
Net assets 100.0%		$511,106
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,658
Gross unrealized depreciation on investment securities	(1,667)
Net unrealized appreciation on investment securities	6,991
Cost of investment securities	504,372
American Funds College Target Date Series — American Funds College 2024 Fund — Page 3 of 8

American Funds College 2021 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth-and-income funds 18.8%	Shares	Value (000)
American Mutual Fund, Class R-6	3,096,769	$112,165
Equity-income and Balanced funds 19.1%
The Income Fund of America, Class R-6	5,322,840	114,068
Fixed income funds 62.1%
American Funds Mortgage Fund, Class R-6	11,950,905	122,975
The Bond Fund of America, Class R-6	11,198,241	146,473
Intermediate Bond Fund of America, Class R-6	7,374,000	100,950
		370,398
Total investment securities 100.0% (cost: $584,420,000)		596,631
Other assets less liabilities 0.0%		(318)
Net assets 100.0%		$596,313
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Mortgage Fund, Class R-6	8,475,513	3,475,392	—	11,950,905	$1,231	$122,975
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,548
Gross unrealized depreciation on investment securities	(337)
Net unrealized appreciation on investment securities	12,211
Cost of investment securities	584,420
American Funds College Target Date Series — American Funds College 2021 Fund — Page 4 of 8

American Funds College 2018 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Equity-income and Balanced funds 9.7%	Shares	Value (000)
The Income Fund of America, Class R-6	2,784,505	$59,672
Fixed income funds 90.3%
American Funds Mortgage Fund, Class R-6	17,551,917	180,609
The Bond Fund of America, Class R-6	9,169,934	119,943
Intermediate Bond Fund of America, Class R-6	17,486,155	239,385
Short-Term Bond Fund of America, Class R-6	1,497,559	15,021
		554,958
Total investment securities 100.0% (cost: $601,061,000)		614,630
Other assets less liabilities 0.0%		(418)
Net assets 100.0%		$614,212
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Mortgage Fund, Class R-6	12,171,173	5,380,744	—	17,551,917	$2,119	$180,609
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,569
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	13,569
Cost of investment securities	601,061
American Funds College Target Date Series — American Funds College 2018 Fund — Page 5 of 8

American Funds College 2015 Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Equity-income and Balanced funds 5.9%	Shares	Value (000)
The Income Fund of America, Class R-6	883,172	$18,927
Fixed income funds 94.1%
American Funds Mortgage Fund, Class R-6	7,369,887	75,836
The Bond Fund of America, Class R-6	3,411,451	44,622
Intermediate Bond Fund of America, Class R-6	6,721,019	92,011
Short-Term Bond Fund of America, Class R-6	9,173,633	92,011
		304,480
Total investment securities 100.0% (cost: $318,968,000)		323,407
Other assets less liabilities 0.0%		(220)
Net assets 100.0%		$323,187
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
American Funds Mortgage Fund, Class R-6	7,007,172	362,715	—	7,369,887	$907	$75,836
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,439
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	4,439
Cost of investment securities	318,968
American Funds College Target Date Series — American Funds College 2015 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2015
unaudited
Fund investments Fixed income funds 100.0%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	2,445,334	$25,163
Intermediate Bond Fund of America, Class R-6	2,144,356	29,356
Short-Term Bond Fund of America, Class R-6	2,926,843	29,356
Total investment securities 100.0% (cost: $83,752,000)		83,875
Other assets less liabilities 0.0%		(57)
Net assets 100.0%		$83,818
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$213
Gross unrealized depreciation on investment securities	(91)
Net unrealized appreciation on investment securities	122
Cost of investment securities	83,753
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-800-0315O-S42131	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds College Target Date Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds College Target Date Series’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2015